SUPPLEMENTARY INFORMATION (Schedule of Accounts Payable and Other Accruals) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts payable and accruals - other:
Employees and employee institutions	$ 58	$ 63
Israeli Government institutions	124	115
Provision for vacation	95	82
Provision for product warranty	57	95
Liability for commissions to agents	45	47
Warrants to issued shares	45
Accrued expenses and sundry	99	68
Total accounts payable and accruals - other	$ 523	$ 470